Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com


Telephone: 202/387-5400              Fax:  949/673-4525

                    June 2, 2011


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Cottonwood Acquisition Corporation

Gentlemen:

     I attach for filing the registration on Form 10-12g for Cottonwood Acquisition Corporation



                         Sincerely,



                         /s/ Lee W. Cassidy